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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [ ] Amendment Number : _____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hayman Capital Management, L.P.
Address:  2101 Cedar Springs Road, Suite 1400
          Dallas, Texas 75201

Form 13F File Number:     28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joel H. Sauer
Title: Chief Compliance Officer
Phone: (214) 347-8050

Signature, Place, and Date of Signing:

    Joel H Sauer               Dallas, TX                    August 15, 2011
-------------------         -------------------           -------------------
(Signature)                    (City, State)                     (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          18
Form 13F Information Table Value Total:     994,441     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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

COLUMN 1          COLUMN 2       COLUMN 3       COLUMN 4            COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
---------------   ------------   ------------   ---------           --------           ---------  --------   ----------------------
                                                                                                                VOTING AUTHORITY
                                                                                                             ----------------------
NAME OF ISSUER    TITLE OF       CUSIP           VALUE      SHRS OR   SH/PRN PUT/CALL INVESTMENT   OTHER     SOLE    SHARED    NONE
                  CLASS                         (X1000)     PRN AMT                   DISCRETION  MANAGERS
---------------   ------------   ------------   ---------  ---------  -----  -------- ----------  ---------  ------  --------  ----
Apache
Corp               COM            037411 10 5     9,254      75,000   SH              Sole                    75,000
Diana Shipping
Inc                COM            Y2066G 10 4     6,315     576,211   SH              Sole                   576,211
Earthlink Inc      COM            270321 10 2    12,821   1,666,100   SH              Sole                 1,666,100
Energy Partners
Ltd                COM            29270U 30 3     4,844     327,078   SH              Sole                   327,078
Energy XXI
(Bermuda) Ltd.     USD UNRS SHS   G10082 14 0     6,644     200,000   SH              Sole                   200,000
Golar LNG
Partners LP        COM UNIT LPI   Y2745C 10 2    30,053   1,054,500   SH              Sole                 1,054,500
Imation Corp       COM            45245A 10 7     6,288     666,093   SH              Sole                   666,093
Immersion Corp     COM            452521 10 7     1,822     213,557   SH              Sole                   213,557
KKR & Co LP        COM UNITS      48248M 10 2    11,424     700,000   SH              Sole                   700,000
Northern Oil
and Gas Inc.       COM            665531 10 9     3,500     158,000   SH     PUT      Sole                   158,000
Rock-Tenn Co.      CL A           772739 20 7    24,877     375,000   SH              Sole                   375,000
Royal Bk
Scotland Group
PLC                SP ADR PREF M  780097 79 6    12,546     729,400   SH              Sole                   729,400
Royal Bk Scotland
Group PLC          ADR FREF SER N 780097 77 0     2,388     139,900   SH              Sole                   139,900
Royal Bk
Scotland
Group PLC          ADR PREF SHS Q 780097 75 4     5,151     295,400   SH              Sole                   295,400
Six Flags
Entmt Corp New     COM            83001A 10 2    23,646     631,402   SH              Sole                   631,402
SPDR S&P
500 ETF Trust      TR UNIT        78462F 10 3   818,214   6,200,000   SH     PUT      Sole                 6,200,000
Target Corp        COM            87612E 10 6     9,382     200,000   SH              Sole                   200,000
Universal Business
Payment Solutions
AC                 UNIT           913384 20 2     5,272     878,733   SH              Sole                   878,733
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